CONSOLIDATED INCOME STATEMENTS ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥) ¥ / shares shares	Mar. 31, 2018 CNY (¥) ¥ / shares shares	Mar. 31, 2017 CNY (¥) ¥ / shares shares
CONSOLIDATED INCOME STATEMENTS
Revenue	$ 56,152	¥ 376,844	¥ 250,266	¥ 158,273
Cost of revenue	(30,833)	(206,929)	(107,044)	(59,483)
Product development expenses	(5,578)	(37,435)	(22,754)	(17,060)
Sales and marketing expenses	(5,928)	(39,780)	(27,299)	(16,314)
General and administrative expenses	(3,708)	(24,889)	(16,241)	(12,239)
Amortization of intangible assets	(1,599)	(10,727)	(7,120)	(5,122)
Impairment of goodwill | ¥		0	(494)	0
Income from operations	8,506	57,084	69,314	48,055
Interest and investment income, net	6,572	44,106	30,495	8,559
Interest expense	(773)	(5,190)	(3,566)	(2,671)
Other income, net	32	221	4,160	6,086
Income before income tax and share of results of equity investees	14,337	96,221	100,403	60,029
Income tax expenses	(2,466)	(16,553)	(18,199)	(13,776)
Share of results of equity investees	84	566	(20,792)	(5,027)
Net income	11,955	80,234	61,412	41,226
Net loss attributable to noncontrolling interests	1,140	7,652	2,681	2,449
Net income attributable to Alibaba Group Holding Limited	13,095	87,886	64,093	43,675
Accretion of mezzanine equity	(42)	(286)	(108)
Net income attributable to ordinary shareholders	$ 13,053	¥ 87,600	¥ 63,985	¥ 43,675
Earnings per share/ADS attributable to ordinary shareholders
Basic | (per share)	$ 5.06	¥ 33.95	¥ 25.06	¥ 17.52
Diluted | (per share)	$ 4.97	¥ 33.38	¥ 24.51	¥ 16.97
Weighted average number of shares/ADSs used in computing earnings per share/ADS (million shares)
Basic	2,580	2,580	2,553	2,493
Diluted	2,623	2,623	2,610	2,573